Related party transactions (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Interest income [Abstract]
Loans	$ 253,462	$ 239,976	$ 213,326
Interest income	273,682	258,490	226,079
Interest Expenses [Abstract]
Deposits	(67,435)	(63,146)	(42,847)
Borrowings and debt	(96,732)	(85,601)	(63,417)
Total interest expense	(164,167)	(148,747)	(106,264)
Net interest income	109,515	109,743	119,815
Other income expense [Abstract]
Fees and commissions, net	15,647	17,185	17,514
Total other income, net	17,142	17,846	18,498
Operating Expense [Abstract]
Depreciation of equipment and leasehold improvements	(2,854)	(1,282)	(1,578)
Other expenses	(12,939)	(18,471)	(16,806)
Total operating expenses	(40,674)	(48,918)	(46,875)
Net income from related parties	86,053	11,138	81,999
Related parties [member]
Interest income [Abstract]
Loans	2,837	2,751	985
Interest income	2,837	2,751	985
Interest Expenses [Abstract]
Deposits	(3,927)	(984)	(530)
Borrowings and debt	(645)
Total interest expense	(4,572)	(984)	(530)
Net interest income	(1,735)	1,767	455
Other income expense [Abstract]
Fees and commissions, net	132	1	0
(Loss) gain on financial instruments, net	(41)	41	0
Other income, net	0	1	0
Total other income, net	91	43	0
Operating Expense [Abstract]
Depreciation of equipment and leasehold improvements	(899)
Other expenses	(409)	(2,287)
Total operating expenses	(1,308)	(2,287)
Net income from related parties	$ (2,952)	$ (477)	$ 455